Supplement to
Fidelity® Variable
Insurance Products
Initial Class
April 30, 2006
Prospectus

The Board of Trustees has approved restructuring the funds in this product line to align them to the extent possible with the following 10 sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities. The purpose of the restructuring is to align the funds' investment goals more closely with standard industry descriptions. Most of the funds will adopt new sector and industry benchmark indices as shown below. The product line restructuring will not occur until certain shareholder approvals have been obtained.

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of the VIP Sector portfolios will be held to vote on various proposals. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Included in the proxy statement are proposals to change fundamental investment policies for the following funds, in order to facilitate aligning them to their new benchmark indices. If shareholders approve the proxy proposals, the funds will adopt new 80% name test policies and change their names as shown below. The changes will take effect on the first day of the month following shareholder approval of the proxy proposals.

Current name and name test policy	New name and/or new name test policy	New benchmark index	Nature of Change

VIP Consumer Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally

VIP Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services

		MSCI US Investable Market Consumer Discretionary Index	Narrow fund to exclude consumer staples

VIP Cyclical Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries

VIP Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment

		MSCI US Investable Market Industrials Index	Modify fund to focus on industrial products, services, or equipment

VIP Telecommunication & Utilities Growth Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations

VIP Utilities Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations (no change in name test policy)

		MSCI US Investable Market Utilities Index	Narrow fund to exclude telecom and focus on utilities

VIP Natural Resources Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power

		MSCI US Investable Market Energy Index	Narrow fund to exclude industrial or agricultural materials and unfinished goods and focus on energy

VIPFCI-06-05 August 10, 2006
1.765122.126

To determine whether the proposals were approved by shareholders, visit www.advisor.fidelity.com or www.fidelity.com after September 20, 2006.

Other funds scheduled to adopt new benchmarks are as follows:

VIP Financial Services Portfolio	MSCI US Investable Market Financials Index
VIP Health Care Portfolio	MSCI US Investable Market Health Care Index
VIP Technology Portfolio	MSCI US Investable Market Information Technology Index

The following information replaces the biographical information for VIP Consumer Industries Portfolio found in the "Fund Management" section on page 19.

Robert Lee is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Martin Zinny is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the University of Chicago. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 19.

Aaron Cooper is manager of VIP Health Care Portfolio, which he has managed since August 2006. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 19.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Supplement to
Fidelity® Variable Insurance Products
Investor Class
April 30, 2006
Prospectus

The Board of Trustees has approved restructuring the funds in this product line to align them to the extent possible with the following 10 sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities. The purpose of the restructuring is to align the funds' investment goals more closely with standard industry descriptions. Most of the funds will adopt new sector and industry benchmark indices as shown below. The product line restructuring will not occur until certain shareholder approvals have been obtained.

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of the VIP Sector portfolios will be held to vote on various proposals. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Included in the proxy statement are proposals to change fundamental investment policies for the following funds, in order to facilitate aligning them to their new benchmark indices. If shareholders approve the proxy proposals, the funds will adopt new 80% name test policies and change their names as shown below. The changes will take effect on the first day of the month following shareholder approval of the proxy proposals.

Current name and name test policy	New name and/or new name test policy	New benchmark index	Nature of Change

VIP Consumer Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally

VIP Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services

		MSCI US Investable Market Consumer Discretionary Index	Narrow fund to exclude consumer staples

VIP Cyclical Industries Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries

VIP Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment

		MSCI US Investable Market Industrials Index	Modify fund to focus on industrial products, services, or equipment

VIP Telecommunication & Utilities Growth Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations

VIP Utilities Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations (no change in name test policy)

		MSCI US Investable Market Utilities Index	Narrow fund to exclude telecom and focus on utilities

VIP Natural Resources Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power

		MSCI US Investable Market Energy Index	Narrow fund to exclude industrial or agricultural materials and unfinished goods and focus on energy

VIPINVF-06-05 August 10, 2006
1.824639.105

To determine whether the proposals were approved by shareholders, visit www.advisor.fidelity.com or www.fidelity.com after September 20, 2006.

Other funds scheduled to adopt new benchmarks are as follows:

VIP Financial Services Portfolio	MSCI US Investable Market Financials Index
VIP Health Care Portfolio	MSCI US Investable Market Health Care Index
VIP Technology Portfolio	MSCI US Investable Market Information Technology Index

The following information replaces the biographical information for VIP Consumer Industries Portfolio found in the "Fund Management" section on page 20.

Robert Lee is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Martin Zinny is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the University of Chicago. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 20.

Aaron Cooper is manager of VIP Health Care Portfolio, which he has managed since August 2006. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 20.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.